Trading assets and liabilities (Details 2) (CHF) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Cash collateral - netted
Cash collateral paid	31,566	36,715
Cash collateral received	28,027	33,274
Cash collateral - not netted
Cash collateral paid	10,215	10,904
Cash collateral received	13,043	12,224